FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2014
FINANCIAL INCOME, NET [Abstract]
FINANCIAL INCOME, NET

NOTE 7: FINANCIAL INCOME, NET

	Six months ended,
	June 30, 2014	June 30, 2013

Financial income:
Interest income on short-term deposits	$(54)	$(60)
Change in fair value of warrants related to share purchase agreement	(22)	(56)
Foreign currency adjustments gains	(4)	(2)

Total Financial income	(80)	(118)

Financial expenses:
Interest expense	16	14

Total financial expenses	16	14

Total financial income, net	$(64)	$(104)